Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 943
Unrecognized prior service credit	(9)
Accumulated other comprehensive loss	934
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	154
Unrecognized prior service credit	(4)
Accumulated other comprehensive loss	150
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	96
Unrecognized prior service credit	(4)
Accumulated other comprehensive loss	$ 92